UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2010
Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity/Par	Name of Issuer	Fair Value (1)
Common Stocks (99.2%) (2)
Communications (1.3%)
44,300	American Tower Corp. (3)	1,887,623

Consumer Durables (3.0%)
246,200	Activision Blizzard, Inc. (3)	2,969,172
34,300	Snap-on, Inc.	1,486,562
		4,455,734
Consumer Non-Durables (4.2%)
46,500	Avon Products, Inc.	1,574,955
33,400	Central European Distribution (3)	1,169,334
44,100	Coach, Inc.	1,742,832
48,100	Coca-Cola Enterprises, Inc.	1,330,446
8,000	Hansen Natural Corp. (3)	347,040
		6,164,607
Consumer Services (3.3%)
25,700	Devry, Inc.	1,675,640
60,600	International Game Technology	1,118,070
39,532	Marriott International, Inc.	1,246,049
3,400	Strayer Education, Inc.	827,968
		4,867,727
Electronic Technology (14.5%)
50,450	Analog Devices, Inc.	1,453,969
3,300	Apple, Inc. (3)	775,269
78,375	Broadcom Corp. (3)	2,600,483
61,600	Ciena Corp. (3)	938,784
33,100	F5 Networks, Inc. (3)	2,035,981
49,900	Juniper Networks, Inc. (3)	1,530,932
33,400	KLA-Tencor Corp.	1,032,728
42,700	Linear Technology Corp.	1,207,556
92,600	Marvell Tech. Group, Ltd. (3)	1,887,188
35,500	NetApp, Inc. (3)	1,155,880
14,300	Research In Motion, Ltd. (3)	1,057,485
82,500	Seagate Technology (3)	1,506,450
12,700	Silicon Laboratories, Inc. (3)	605,409
56,800	Synaptics, Inc. (3)	1,568,248
23,500	Veeco Instruments, Inc. (3)	1,022,250
41,900	Xilinx, Inc.	1,068,450
		21,447,062
Energy Minerals (5.6%)
11,000	Apache Corp.	1,116,500
20,200	EQT Corp.	828,200
22,400	Murphy Oil Corp.	1,258,656
67,600	Southwestern Energy Co. (3)	2,752,672
28,800	Ultra Petroleum Corp. (3)	1,342,944
19,695	XTO Energy, Inc.	929,210
		8,228,182
Finance (9.1%)
24,950	Ace, Ltd.	1,304,885
26,700	Affiliated Managers Group, Inc. (3)	2,109,300
25,200	Aflac, Inc.	1,368,108
15,300	IntercontinentalExchange, Inc. (3)	1,716,354
19,000	Northern Trust Corp.	1,049,940
17,400	PartnerRe, Ltd.	1,387,128
34,800	T. Rowe Price Group, Inc.	1,911,564
159,100	TCF Financial Corp.	2,536,054
		13,383,333

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity/Par	Name of Issuer	Fair Value (1)
Health Services (3.6%)
13,200	Covance, Inc. (3)	810,348
18,900	Express Scripts, Inc. (3)	1,923,264
25,300	Laboratory Corp. (3)	1,915,463
13,400	Stericycle, Inc. (3)	730,300
		5,379,375
Health Technology (11.5%)
9,700	Alcon, Inc.	1,567,132
23,400	Allergan, Inc.	1,528,488
49,600	Amylin Pharmaceuticals, Inc. (3)	1,115,504
52,500	Celgene Corp. (3)	3,252,900
42,500	Gilead Sciences, Inc. (3)	1,932,900
13,400	Idexx Laboratories, Inc. (3)	771,170
3,946	Intuitive Surgical, Inc. (3)	1,373,721
15,700	Millipore Corp. (3)	1,657,920
44,088	NuVasive, Inc. (3)	1,992,778
35,950	Thermo Fisher Scientific, Inc. (3)	1,849,268
		17,041,781
Industrial Services (4.5%)
42,600	Aecom Technology Corp. (3)	1,208,562
38,800	Jacobs Engineering Group (3)	1,753,372
36,900	McDermott International, Inc. (3)	993,348
17,100	National-Oilwell Varco, Inc.	693,918
20,200	Noble Corp.	844,764
26,200	Smith International, Inc.	1,121,884
		6,615,848
Non-Energy Minerals (1.2%)
17,050	Allegheny Technologies, Inc.	920,530
25,000	Haynes International, Inc.	888,250
		1,808,780
Process Industries (7.8%)
38,400	Airgas, Inc.	2,443,008
57,300	Albemarle Corp.	2,442,699
29,900	CF Industries Holdings, Inc.	2,726,282
49,500	Ecolab, Inc.	2,175,525
36,700	Scotts Miracle-Gro Co.	1,701,045
		11,488,559
Producer Manufacturing (9.1%)
31,600	AGCO Corp. (3)	1,133,492
26,750	AMETEK, Inc.	1,109,055
33,800	Cummins, Inc.	2,093,910
9,500	Flowserve Corp.	1,047,565
14,300	ITT Corp.	766,623
18,600	Precision Castparts Corp.	2,356,806
24,700	Rockwell Collins, Inc.	1,545,973
29,000	SPX Corp.	1,923,280
51,900	Trimble Navigation, Ltd. (3)	1,490,568
		13,467,272
Retail Trade (5.5%)
26,100	Best Buy Co., Inc.	1,110,294
20,500	BJ’s Wholesale Club, Inc. (3)	758,295
48,100	Dick’s Sporting Goods, Inc. (3)	1,255,891
64,900	GameStop Corp. (3)	1,421,959
38,700	Nordstrom, Inc.	1,580,895
47,300	TJX Companies, Inc.	2,011,196
		8,138,530

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity/Par	Name of Issuer	Fair Value (1)
Technology Services (12.7%)
54,190	Adobe Systems, Inc. (3)	1,916,700
33,150	Akamai Technologies, Inc. (3)	1,041,241
29,400	Amdocs, Ltd. (3)	885,234
47,100	ANSYS, Inc. (3)	2,031,894
52,800	Autodesk, Inc. (3)	1,553,376
17,200	BMC Software, Inc. (3)	653,600
48,700	Citrix Systems, Inc. (3)	2,311,789
73,800	Cognizant Tech. Solutions Corp. (3)	3,762,324
18,100	Dolby Laboratories, Inc. (3)	1,061,927
17,700	Salesforce.com, Inc. (3)	1,317,765
47,100	Sybase, Inc. (3)	2,195,802
		18,731,652
Transportation (1.9%)
19,700	C.H. Robinson Worldwide, Inc.	1,100,245
45,800	Expeditors Intl. of Washington, Inc.	1,690,936
		2,791,181
Utilities (0.4%)
12,800	Wisconsin Energy Corp.	632,448

Total common stocks		146,529,694
(cost: $119,008,083)

Short-Term Securities (0.9%) (2)
1,374,862	Wells Fargo Adv. Govt. Fund, 0.01%	1,374,861
(cost: $1,374,861)

Total investments in securities
(cost: $120,382,944) (4)		$147,904,555

Other Assets and Liabilities, Net [-0.14%]		(207,032)

Total Net Assets		$147,697,523

Aggregate Cost		120,382,944

Gross Unrealized Appreciation		36,431,279
Gross Unrealized Depreciation		(8,909,668)
Net Unrealized Appreciation(Depreciation)		27,521,611

Notes To Schedule of Investments

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$147,904,555
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$147,904,555

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

(4) This security represents an investment in an affiliated party.

Item 2. Controls and Procedures

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer
Date:	April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer
Date:	April 19, 2010

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman
Date:	April 19, 2010